20. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions
Beginning balance		R$ 1,794,369	R$ 1,350,251
Additions		592,457	1,133,513
Reversals		(534,548)	(454,985)
Payments		(399,187)	(891,359)
Interest		249,609	657,429
Exchange rate variation		20	(480)
Ending balance		1,702,720	1,794,369
Current		865,338	1,084,308
Non-current		837,382	710,061
Tax [Member]
Reconciliation of changes in other provisions
Beginning balance		583,464	230,149
Additions		103,773	451,190
Reversals		(246,499)	(83,098)
Payments		(70,699)	(457,349)
Interest		57,275	442,622
Exchange rate variation		(12)	(50)
Ending balance		427,302	583,464
Labor [Member]
Reconciliation of changes in other provisions
Beginning balance		603,074	468,513
Additions		435,723	633,623
Reversals		(250,029)	(268,043)
Payments		(298,599)	(413,727)
Interest		144,516	182,749
Exchange rate variation		21	(41)
Ending balance		634,706	603,074
Civil, Commercial And Other [Member]
Reconciliation of changes in other provisions
Beginning balance		307,177	281,958
Additions		52,961	48,576
Reversals		(34,556)	(34,774)
Payments		(29,889)	(20,283)
Interest		47,818	32,058
Exchange rate variation		19	(358)
Ending balance		343,530	307,177
Contingent liabilities [Member]
Reconciliation of changes in other provisions
Beginning balance	[1]	300,654	369,631
Additions	[1]		124
Reversals	[1]	(3,464)	69,070
Payments	[1]
Interest	[1]
Exchange rate variation	[1]	(8)	(31)
Ending balance	[1]	R$ 297,182	R$ 300,654

[1]	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia.